Income Taxes - Schedule of a Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of a Reconciliation of Income Tax Expense [Abstract]
PRC statutory tax rate	$ 32,177	$ (214,236)	$ 398,632
PRC statutory tax rate, percentage	25.00%	25.00%	25.00%
Effect of non-PRC entities not subject to PRC tax	$ (87,643)	$ 195,296	$ 44,292
Effect of non-PRC entities not subject to PRC tax, percentage	(68.10%)	(22.80%)	2.80%
Effect of deregistration of a subsidiary		$ 16,535
Effect of deregistration of a subsidiary, percentage		(1.90%)
Permanent difference	$ 1,785	$ 39,358
Permanent difference, percentage	1.40%	(4.60%)
Tax holiday effect	$ 2,246	$ 2,794	$ 103,961
Tax holiday effect, percentage	1.70%	(0.30%)	6.50%
Income tax expense and effective income tax rate	$ (51,435)	$ 39,747	$ 546,885
Income tax expense and effective income tax rate, percentage	(40.00%)	(4.60%)	34.30%